Related Party Transactions (Details) - USD ($)				9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 15, 2023	Dec. 22, 2022	May 17, 2022	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Apr. 25, 2022
Related Party Transactions [Line Items]
Promissory note outstanding balance							$ 300,000
Company borrowed						0	175,000	$ 0
Incurred expenses				$ 756			$ 46,140
IPO [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Cover expenses									$ 300,000
Promissory note outstanding balance	$ 300,000							300,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Cash			$ 25,000
Issuance shares (in Shares)			2,875,000
Sponsor consideration		$ 206
Converted percentage							30.00%
Exceeds per share (in Dollars per share)							$ 12
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Founder shares issuance (in Shares)							643,777
Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions [Line Items]
Incurred expenses						$ 0	$ 105,000
Affiliate Sponsor [Member]
Related Party Transactions [Line Items]
Repayments of Convertible Debt							$ 1,500,000
Price per unit (in Dollars per share)							$ 10
Sponser [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Founder shares issuance (in Shares)		2,060,622
Related Party [Member] | IPO [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowed amount							$ 300,000
Related Party [Member] | Administrative Support Agreement [Member] | Mehana Capital L L C [Member]
Related Party Transactions [Line Items]
Service cost per month							10,000
Incurred expenses							$ 10,000	$ 0